                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO
                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated June 29, 2007
                    to the Prospectus dated December 14, 2006
                          as supplemented April 3, 2007

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                          SHORT-TERM INVESTMENTS TRUST

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                         Supplement dated June 29, 2007
                    to the Prospectus dated December 14, 2006

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" on page 4 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                          SHORT-TERM INVESTMENTS TRUST

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007 and March 23, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007, March 23, 2007 and May 24, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

The following information replaces in its entirety the eighth and ninth paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on pages 14 and 15 of the Statement of Additional Information.

         "AIM has contractually agreed through at least June 30, 2008 to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes;
(iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's Board; and (vi) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Contractual fee waivers or reductions may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio."

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007and March 23, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

The following information replaces in its entirety the eighth and ninth paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 15 of the Statement of Additional Information.

         "AIM has contractually agreed through at least June 30, 2008 to waive advisory fees payable by the Portfolio in an amount equal to 100% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Portfolio and Its Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies." AIM also has contractually agreed through at least June 30, 2008 to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's Board; and (vi) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Contractual fee waivers or reductions may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio."

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007, March 23, 2007 and May 31, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

The following information replaces in its entirety the eighth and ninth paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 16 of the Statement of Additional Information.

         "AIM has contractually agreed through at least June 30, 2008 to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes;
(iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's Board; and (vi) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Contractual fee waivers or reductions may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio."

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007, March 23, 2007 and May 31, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

The following information replaces in its entirety the eighth and ninth paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on pages 15 and 16 of the Statement of Additional Information.

         "AIM has contractually agreed through at least June 30, 2008 to waive advisory fees payable by the Portfolio in an amount equal to 100% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Portfolio and Its Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies." AIM also has contractually agreed through at least June 30, 2008 to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's Board; and (vi) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Contractual fee waivers or reductions may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio."

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007 and March 23, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

The following information replaces in its entirety the eighth and ninth paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on pages 14 and 15 of the Statement of Additional Information.

         "AIM has contractually agreed through at least June 30, 2008 to waive advisory fees payable by the Portfolio in an amount equal to 100% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Portfolio and Its Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies." AIM also has contractually agreed through at least June 30, 2008 to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Portfolio's Board; and (vi) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.12%. Contractual fee waivers or reductions may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio."